United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2023

Date of reporting period: November 30, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 3.87%
Energy - 3.87%
Oil, Gas & Consumable Fuels - 3.87%
Enterprise Products Partners LP	564,749	$14,011,423
Hess Midstream LP, Class A	375,487	11,726,459
Holly Energy Partners LP	410,438	7,683,399
Kinder Morgan, Inc.	409,346	7,826,696
Plains All American Pipeline LP	995,460	12,363,613

		53,611,590

Total Energy		53,611,590

Total Common Stocks (Cost $49,771,155)		53,611,590

PREFERRED STOCKS - 1.44%
Energy - 0.50%
Oil, Gas & Consumable Fuels - 0.50%
Crestwood Equity Partners LP, 9.250%A	768,415	6,915,735

Financials - 0.94%
Mortgage Real Estate Investment Trusts (REITs) - 0.94%
Annaly Capital Management, Inc., Series F, 8.667%, (3 mo. USD LIBOR + 4.993%)A B	207,482	5,062,561
Annaly Capital Management, Inc., Series G, 6.500%, (3 mo. USD LIBOR + 4.172%)A B	201,537	4,635,351
Annaly Capital Management, Inc., Series I, 6.750%, (3 mo. USD LIBOR + 4.989%)A B	145,634	3,343,756

Total Financials		13,041,668

Total Preferred Stocks (Cost $20,228,551)		19,957,403

	Principal Amount*
CORPORATE OBLIGATIONS - 66.96%
Communications - 5.57%
Advertising - 0.75%
Lamar Media Corp., 3.625%, Due 1/15/2031	$ 12,496,000	10,405,419

Internet - 0.58%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, Due 12/1/2027C	8,395,000	7,956,949

Media - 2.97%
Townsquare Media, Inc., 6.875%, Due 2/1/2026C	22,125,000	20,466,060
Univision Communications, Inc.,
6.625%, Due 6/1/2027C	4,200,000	4,093,832
7.375%, Due 6/30/2030C	16,724,000	16,556,927

		41,116,819

Telecommunications - 1.27%
Maxar Technologies, Inc., 7.750%, Due 6/15/2027C	18,020,000	17,617,794

Total Communications		77,096,981

Consumer, Cyclical - 13.05%
Entertainment - 5.26%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029C	24,432,000	20,436,879
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	18,732,000	16,978,272
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029C	23,515,000	20,263,745
Six Flags Entertainment Corp., 5.500%, Due 4/15/2027C	16,797,000	15,166,683

		72,845,579

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 66.96% (continued)
Consumer, Cyclical - 13.05% (continued)
Leisure Time - 0.48%
Carnival Corp., 6.650%, Due 1/15/2028	$	10,130,000	$6,617,828

Lodging - 4.33%
Boyd Gaming Corp., 4.750%, Due 6/15/2031C		23,858,000	20,816,105
Marriott Ownership Resorts, Inc.,
4.750%, Due 1/15/2028		17,115,000	15,013,806
4.500%, Due 6/15/2029C		3,530,000	2,973,961
Station Casinos LLC, 4.500%, Due 2/15/2028C		24,058,000	21,201,203

			60,005,075

Retail - 2.98%
QVC, Inc.,
4.750%, Due 2/15/2027		5,515,000	4,139,917
5.950%, Due 3/15/2043		22,031,000	11,360,065
Victoria’s Secret & Co., 4.625%, Due 7/15/2029C		30,458,000	25,706,552

			41,206,534

Total Consumer, Cyclical			180,675,016

Consumer, Non-Cyclical - 24.41%
Agriculture - 2.87%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026C		20,298,000	17,670,890
Vector Group Ltd., 10.500%, Due 11/1/2026C		22,000,000	22,055,000

			39,725,890

Commercial Services - 3.62%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C		14,801,000	13,686,263
Carriage Services, Inc., 4.250%, Due 5/15/2029C		25,405,000	19,021,994
CPI CG, Inc., 8.625%, Due 3/15/2026C		18,048,000	17,386,967

			50,095,224

Food - 3.50%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.500%, Due 1/15/2030C		13,459,000	12,909,334
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029C		16,630,000	13,678,840
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028		25,710,000	21,904,149

			48,492,323

Health Care - Products - 2.65%
Avantor Funding, Inc., 4.625%, Due 7/15/2028C		14,780,000	13,411,372
Medline Borrower LP, 3.875%, Due 4/1/2029C		11,515,000	9,816,537
Teleflex, Inc., 4.250%, Due 6/1/2028C		14,842,000	13,525,410

			36,753,319

Health Care - Services - 9.63%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028C		14,528,000	13,656,694
Centene Corp., 3.000%, Due 10/15/2030		16,609,000	13,612,570
Charles River Laboratories International, Inc., 3.750%, Due 3/15/2029C		14,695,000	12,786,428
Encompass Health Corp., 4.750%, Due 2/1/2030		16,165,000	14,346,438
HCA, Inc., 3.500%, Due 9/1/2030		10,150,000	8,723,621
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030C		25,620,000	21,618,412
Select Medical Corp., 6.250%, Due 8/15/2026C		21,377,000	20,542,549
Syneos Health, Inc., 3.625%, Due 1/15/2029C		14,079,000	11,010,341
Tenet Healthcare Corp., 4.875%, Due 1/1/2026C		17,894,000	16,981,048

			133,278,101

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 66.96% (continued)
Consumer, Non-Cyclical - 24.41% (continued)
Pharmaceuticals - 2.14%
Horizon Therapeutics USA, Inc., 5.500%, Due 8/1/2027C	$	14,431,000	$14,322,768
Prestige Brands, Inc., 3.750%, Due 4/1/2031C		18,680,000	15,368,310

			29,691,078

Total Consumer, Non-Cyclical			338,035,935

Energy - 4.91%
Oil & Gas - 4.20%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C		22,224,000	21,037,683
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, Due 1/15/2027C		22,304,000	21,196,829
Occidental Petroleum Corp.,
6.625%, Due 9/1/2030		10,795,000	11,261,722
7.500%, Due 5/1/2031		4,335,000	4,703,475

			58,199,709

Pipelines - 0.71%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.625%, Due 5/1/2027C		10,406,000	9,784,313

Total Energy			67,984,022

Financial - 2.92%
Diversified Financial Services - 2.92%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028C	GBP	22,390,000	20,239,170
PRA Group, Inc., 5.000%, Due 10/1/2029C		24,691,000	20,217,673

			40,456,843

Total Financial			40,456,843

Industrial - 8.06%
Electronics - 1.63%
TTM Technologies, Inc., 4.000%, Due 3/1/2029C		26,571,000	22,542,613

Engineering & Construction - 1.08%
AECOM, 5.125%, Due 3/15/2027		15,657,000	14,991,578

Environmental Control - 0.99%
Stericycle, Inc., 3.875%, Due 1/15/2029C		15,781,000	13,729,470

Machinery - Construction & Mining - 1.42%
BWX Technologies, Inc., 4.125%, Due 4/15/2029C		22,292,000	19,616,960

Machinery - Diversified - 0.89%
JPW Industries Holding Corp., 9.000%, Due 10/1/2024 C		14,491,000	12,371,691

Transportation - 2.05%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025C		29,855,000	28,302,671

Total Industrial			111,554,983

Technology - 8.04%
Computers - 4.45%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028C		15,376,000	13,827,944
KBR, Inc., 4.750%, Due 9/30/2028C		21,546,000	19,194,685
Leidos, Inc.,
7.125%, Due 7/1/2032		7,020,000	7,028,775

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 66.96% (continued)
Technology - 8.04% (continued)
Computers - 4.45% (continued)
Leidos, Inc., (continued)
5.500%, Due 7/1/2033	$	8,771,000	$7,992,398
Science Applications International Corp., 4.875%, Due 4/1/2028C		14,573,000	13,506,694

			61,550,496

Semiconductors - 2.34%
Entegris Escrow Corp., 5.950%, Due 6/15/2030C		14,570,000	13,614,409
Qorvo, Inc., 3.375%, Due 4/1/2031C		23,509,000	18,848,576

			32,462,985

Software - 1.25%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028C		19,715,000	17,299,913

Total Technology			111,313,394

Total Corporate Obligations (Cost $1,027,891,109)			927,117,174

CONVERTIBLE OBLIGATIONS - 1.86%
Consumer, Non-Cyclical - 0.49%
Agriculture - 0.49%
Turning Point Brands, Inc., 2.500%, Due 07/15/2024		7,650,000	6,768,235

Financial - 1.37%
Diversified Financial Services - 1.37%
EZCORP, Inc., 2.375%, Due 05/1/2025		16,065,000	14,354,077
Upstart Holdings, Inc., 0.250%, Due 08/15/2026		9,070,000	4,659,713

Total Financial			19,013,790

Total Convertible Obligations (Cost $27,466,006)			25,782,025

FOREIGN CONVERTIBLE OBLIGATIONS - 3.73%
Consumer, Non-Cyclical - 0.86%
Biotechnology - 0.86%
Pharming Group NV, 3.000%, Due 01/21/2025D		12,500,000	11,888,856

Financial - 0.54%
Real Estate - 0.54%
TAG Immobilien AG, 0.625%, Due 08/27/2026D		10,200,000	7,493,569

Industrial - 2.33%
Transportation - 2.33%
Scorpio Tankers, Inc., 3.000%, Due 05/15/2025C E		20,723,000	32,203,542

Total Foreign Convertible Obligations (Cost $41,186,655)			51,585,967

FOREIGN CORPORATE OBLIGATIONS - 19.29%
Consumer, Cyclical - 1.96%
Airlines - 0.99%
International Consolidated Airlines Group SA, 1.500%, Due 7/4/2027D	EUR	17,000,000	13,687,793

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 19.29% (continued)
Consumer, Cyclical - 1.96% (continued)
Entertainment - 0.96%
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023D	GBP	11,200,000	$13,296,324

Retail - 0.01%
Marks & Spencer PLC, 4.500%, Due 7/10/2027D	GBP	100,000	103,851

Total Consumer, Cyclical			27,087,968

Consumer, Non-Cyclical - 2.26%
Food - 1.31%
Nova Austral SA,
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)	$	14,594,704	2,189,206
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)C D		26,581,914	15,949,148

			18,138,354

Pharmaceuticals - 0.95%
180 Medical, Inc., 3.875%, Due 10/15/2029C		15,550,000	13,216,067

Total Consumer, Non-Cyclical			31,354,421

Energy - 9.63%
Oil & Gas - 9.63%
Baytex Energy Corp., 8.750%, Due 4/1/2027C		28,193,000	29,066,137
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	13,205,000	9,767,665
Greenfire Resources, Inc., 12.000%, Due 8/15/2025C		16,117,000	17,084,020
MEG Energy Corp., 5.875%, Due 2/1/2029C		18,649,000	17,530,060
OKEA ASA, 8.750%, Due 12/11/2024		11,100,000	11,084,497
Secure Energy Services, Inc., 7.250%, Due 12/30/2026C	CAD	18,508,000	13,415,084
Strathcona Resources Ltd., 6.875%, Due 8/1/2026C		32,925,000	27,999,340
Vermilion Energy, Inc., 6.875%, Due 5/1/2030C		7,815,000	7,326,563

			133,273,366

Total Energy			133,273,366

Financial - 2.61%
Financial Services - 0.79%
Kane Bidco Ltd., 6.500%, Due 2/15/2027C	GBP	11,131,000	10,925,915

Real Estate - 1.82%
Heimstaden AB, 4.250%, Due 3/9/2026D	EUR	4,600,000	3,447,478
Heimstaden Bostad AB,
3.248%, Due 11/19/2024, (5 yr. EUR Swap + 3.667%)B D F	EUR	2,860,000	2,293,990
2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)B D F	EUR	6,860,000	4,189,167
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)B D F	EUR	1,175,000	770,304
Samhallsbyggnadsbolaget i Norden AB, 1.000%, Due 8/12/2027D	EUR	20,775,000	14,534,441

			25,235,380

Total Financial			36,161,295

Industrial - 2.83%
Machinery - Diversified - 0.99%
ATS Corp., 4.125%, Due 12/15/2028C		15,895,000	13,625,349

Transportation - 1.84%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		26,450,000	25,524,250

Total Industrial			39,149,599

Total Foreign Corporate Obligations (Cost $279,898,338)			267,026,649

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.21% (Cost $16,793,724)
Investment Companies - 1.21%
American Beacon U.S. Government Money Market Select Fund, 3.62%G H	16,793,724	$16,793,724

TOTAL INVESTMENTS - 98.36% (Cost $1,463,235,538)		1,361,874,532
OTHER ASSETS, NET OF LIABILITIES - 1.64%		22,685,296

TOTAL NET ASSETS - 100.00%		$1,384,559,828

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	A type of Preferred Stock that has no maturity date.
B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2022.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $983,124,303 or 71.01% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E	Callable security.
F	Perpetual maturity. The date shown, if any, is the next call date.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on November 30, 2022:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	600	December 2022	$(43,430,040)	$(45,240,000)	$(1,809,960)
CME Canadian Dollar Currency Futures	316	December 2022	(24,222,605)	(23,518,300)	704,305
CME Euro Foreign Exchange Currency Futures	448	December 2022	(56,327,520)	(58,399,600)	(2,072,080)

			$(123,980,165)	$(127,157,900)	$(3,177,735)

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

Glossary: Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2022, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$53,611,590	$—	$—	$53,611,590
Preferred Stocks	13,041,668	6,915,735	—	19,957,403
Corporate Obligations	—	927,117,174	—	927,117,174
Convertible Obligations	—	25,782,025	—	25,782,025
Foreign Convertible Obligations	—	51,585,967	—	51,585,967
Foreign Corporate Obligations	—	267,026,649	—	267,026,649
Short-Term Investments	16,793,724	—	—	16,793,724

Total Investments in Securities - Assets	$83,446,982	$1,278,427,550	$—	$1,361,874,532

Financial Derivative Instruments - Assets
Futures Contracts	$704,305	$—	$—	$704,305

Total Financial Derivative Instruments - Assets	$704,305	$—	$—	$704,305

Financial Derivative Instruments - Liabilities
Futures Contracts	$(3,882,040)	$—	$—	$(3,882,040)

Total Financial Derivative Instruments - Liabilities	$(3,882,040)	$—	$—	$(3,882,040)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.64%
Consumer Discretionary - 1.46%
Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$17,403

Entertainment - 1.45%
Cirque Du SoleilA	698,070	5,875,655
Deluxe EntertainmentA B C	102,794	—

		5,875,655

Specialty Retail - 0.00%
Riverbed Holdings, Inc.A	15,164	3,791

Total Consumer Discretionary		5,896,849

Energy - 0.00%
Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA	533,359	2,667

Financials - 0.18%
Diversified Financial Services - 0.18%
GEE Acquisition Holdings Corp.A	94,492	708,690

Information Technology - 0.00%
Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	4,228
INAP ReorgA B C	87,247	13,087

		17,315

Total Information Technology		17,315

Total Common Stocks (Cost $4,875,379)		6,625,521

WARRANTS - 0.12% (Cost $15,287)
Consumer Cyclical - 0.12%
CDS US Intermediate Holdings, Inc.A	485,314	485,314

PREFERRED STOCKS - 0.02% (Cost $339,302)
Energy - 0.02%
Oil, Gas & Consumable Fuels - 0.02%
Southcross Energy Partners LLCD	2,077,530	83,101

	Principal Amount
BANK LOAN OBLIGATIONSE - 79.26%
Basic Materials - 1.45%
Chemicals - 1.45%
Ascend Performance Materials Operations LLC, 8.831%, Due 8/27/2026, 2021 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.750%)	$1,456,298	1,391,682
Ineos U.S. Finance LLC, Due 11/8/2027, 2022 USD Term Loan BF	1,068,000	1,052,653
Sparta U.S. HoldCo LLC, 7.392%, Due 8/2/2028, 2021 Term Loan, (1 mo. USD LIBOR + 3.250%)	1,994,975	1,932,133
WR Grace & Co., 7.438%, Due 9/22/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.750%)	1,518,886	1,488,509

		5,864,977

Total Basic Materials		5,864,977

Communications - 11.80%
Advertising - 1.67%
ABG Intermediate Holdings LLC,
7.321%, Due 9/27/2024, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	2,892,008	2,864,302

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Communications - 11.80% (continued)
Advertising - 1.67% (continued)
ABG Intermediate Holdings LLC, (continued)
Due 12/21/2028, 2021 Term Loan BF	$1,423,730	$1,374,497
CMG Media Corp., 7.571%, Due 12/17/2026, 2021 Term Loan, (1 mo. USD LIBOR + 3.500%)	982,336	911,117
Dotdash Meredith, Inc, Due 12/1/2028, Term Loan BF	1,858,230	1,607,369

		6,757,285

Internet - 3.28%
Arches Buyer, Inc., 7.321%, Due 12/6/2027, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	802,000	727,647
Getty Images, Inc., 8.625%, Due 2/19/2026, 2019 USD Term Loan B, (1 mo. USD LIBOR + 4.500%)	1,812,972	1,798,469
Hunter Holdco Ltd., 7.924%, Due 8/19/2028, USD Term Loan B, (3 mo. USD LIBOR + 4.250%)	2,476,028	2,414,127
I-Logic Technologies Bidco Ltd., 7.703%, Due 2/16/2028, 2021 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	2,969,219	2,911,942
Internap Corp., 5.500%, Due 5/8/2025, 2020 Second Out Term Loan, PIK (in-kind rate 3.500%)	350,253	168,121
ION Trading Finance Ltd., 8.424%, Due 4/3/2028, 2021 USD Term Loan, (3 mo. USD LIBOR + 4.750%)	2,609,963	2,492,514
Uber Technologies, Inc., 8.235%, Due 4/4/2025, 2021 1st Lien Term Loan B, (3 mo. USD LIBOR + 3.500%)	2,773,006	2,766,074

		13,278,894

Media - 3.94%
Cengage Learning, Inc., 7.814%, Due 7/14/2026, 2021 Term Loan B, (6 mo. USD LIBOR + 4.750%)	1,471,535	1,348,662
CSC Holdings, LLC, 6.123%, Due 7/17/2025, 2017 Term Loan B1, (1 mo. USD LIBOR + 2.250%)	989,446	945,910
Diamond Sports Group LLC,
12.317%, Due 5/26/2026, 2022 First Priority Term Loan, (1 mo. USD Secured Overnight Financing Rate + 8.100%)	505,737	476,151
GEE Holdings LLC,
11.604%, Due 3/24/2025, 2021 Exit Term Loan, (3 mo. USD LIBOR + 8.000%)	2,192,511	2,137,698
2.500%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 6.750%)	1,778,971	1,245,280
Gray Television, Inc., 6.620%, Due 2/7/2024, 2017 Term Loan B, (1 mo. USD LIBOR + 2.500%)	1,266,090	1,262,924
Sinclair Television Group, Inc.,
7.080%, Due 4/1/2028, 2021 Term Loan B3, (1 mo. USD LIBOR + 3.000%)	2,977,387	2,793,623
7.936%, Due 4/21/2029, 2022 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,064,333	1,011,446
Univision Communications, Inc.,
6.821%, Due 3/15/2024, Term Loan C5, (1 mo. USD LIBOR + 2.750%)	470,902	469,725
7.321%, Due 3/15/2026, 2021 First Lien Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,936,759	1,900,444
7.321%, Due 1/31/2029, 2022 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,864,630	1,810,239
7.790%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	561,593	553,169

		15,955,271

Telecommunications - 2.91%
Connect Finco SARL, 7.580%, Due 12/11/2026, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	2,939,793	2,899,371
Crown Subsea Communications Holding, Inc., 8.870%, Due 4/27/2027, 2021 Term Loan, (1 mo. USD LIBOR + 4.750%)	1,063,418	1,036,173
Maxar Technologies Ltd., 8.436%, Due 6/14/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.350%)	2,457,840	2,362,205

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Communications - 11.80% (continued)
Telecommunications - 2.91% (continued)
MLN U.S. HoldCo LLC,
10.894%, Due 10/18/2027, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.440%)	$894,219	$862,921
11.154%, Due 11/1/2027, 2022 Second Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.700%)	3,314,183	2,667,918
13.704%, Due 11/1/2027, 2022 Third Out Term Loan, (3 mo. USD Secured Overnight Financing Rate + 9.250%)	2,065,000	1,342,250
U.S. Telepacific Corp., 7.250%, Due 5/1/2026, 2022 Term Loan, PIK (in-kind rate 7.250%)	1,761,881	628,551

		11,799,389

Total Communications		47,790,839

Consumer, Cyclical - 14.97%
Airlines - 3.10%
Air Canada, 8.130%, Due 8/11/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.500%)	1,093,260	1,079,594
Mileage Plus Holdings LLC, 8.777%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD LIBOR + 5.250%)	5,246,850	5,391,138
SkyMiles IP Ltd., 7.993%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD LIBOR + 3.750%)	6,006,000	6,085,581

		12,556,313

Apparel - 1.63%
Champ Acquisition Corp., 9.174%, Due 12/19/2025, Term Loan, (3 mo. USD LIBOR + 5.500%)	3,249,935	3,138,884
New Trojan Parent, Inc., 7.129% - 7.321%, Due 1/6/2028, 1st Lien Term Loan, (1 mo. USD LIBOR + 3.250%)	1,994,949	1,440,354
S&S Holdings LLC, 8.879%, Due 3/11/2028, Term Loan, (1 mo. USD LIBOR + 5.000%)	2,219,765	2,016,279

		6,595,517

Auto Parts & Equipment - 0.49%
Clarios Global LP, 7.321%, Due 4/30/2026, 2021 USD Term Loan B, (1 mo. USD LIBOR + 3.250%)	2,000,000	1,965,420

Distribution/Wholesale - 0.48%
BCPE Empire Holdings, Inc., 8.071%, Due 6/11/2026, 2019 Term Loan B, (1 mo. USD LIBOR + 4.000%)	2,014,833	1,955,012

Entertainment - 2.21%
Allen Media LLC, 9.203%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD LIBOR + 5.500%)	1,250,912	1,035,517
AP Core Holdings LLC, 9.571%, Due 9/1/2027, Amortization Term Loan B1, (1 mo. USD LIBOR + 5.500%)	974,026	862,013
CDS U.S. Intermediate Holdings, Inc., 9.642%, Due 11/24/2025, 2020 First Lien Term Loan, (3 mo. USD LIBOR + 6.000%)	2,101,007	2,083,947
Deluxe Entertainment Services Group, Inc.,
6.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C	87,627	8,246
6.000%, Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C	1,084,225	—
GVC Holdings Ltd., 7.506%, Due 10/31/2029, 2022 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	505,000	499,066
Stars Group Holdings BV, 6.781%, Due 7/22/2028, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	1,099,000	1,090,142
William Morris Endeavor Entertainment LLC, 6.830%, Due 5/18/2025, 2018 1st Lien Term Loan, (1 mo. USD LIBOR + 2.750%)	3,488,048	3,390,243

		8,969,174

Home Furnishings - 0.62%
Al Aqua Merger Sub, Inc.,
Due 7/31/2028, 2022 Delayed Draw Term LoanG F	444,333	421,375

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Consumer, Cyclical - 14.97% (continued)
Home Furnishings - 0.62% (continued)
Al Aqua Merger Sub, Inc., (continued)
Due 7/31/2028, 2022 Term Loan BF	$2,221,667	$2,106,873

		2,528,248

Household Products/Wares - 0.24%
Solis IV BV, 7.859%, Due 2/26/2029, USD Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	1,115,205	970,831

Leisure Time - 3.49%
Callaway Golf Co., 8.571%, Due 1/2/2026, Term Loan B, (1 mo. USD LIBOR + 4.500%)	1,259,121	1,255,583
Carnival Corp., 5.877%, Due 6/30/2025, USD Term Loan B, (6 mo. USD LIBOR + 3.000%)	2,504,115	2,404,727
City Football Group Ltd., 7.457%, Due 7/21/2028, Term Loan, (1 mo. USD LIBOR + 3.500%)	2,739,300	2,568,094
SRAM LLC, 5.865%, Due 5/18/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 2.750%)	2,254,098	2,206,199
TopGolf International, Inc., 10.577%, Due 2/9/2026, Term Loan B, (3 mo. USD LIBOR + 6.250%)	2,862,584	2,843,805
Varsity Brands, Inc., 7.571%, Due 12/15/2024, 2017 Term Loan B, (1 mo. USD LIBOR + 3.500%)	2,984,350	2,860,708

		14,139,116

Lodging - 0.33%
Fertitta Entertainment LLC, Due 1/27/2029, 2022 Term Loan BF	1,396,491	1,329,837

Retail - 2.38%
BDF Acquisition Corp., 11.269%, Due 2/12/2026, 2022 Extended Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 7.250%)	1,210,630	1,100,668
Great Outdoors Group LLC, 7.821%, Due 3/6/2028, 2021 Term Loan B1, (1 mo. USD LIBOR + 3.750%)	1,224,835	1,175,535
Harbor Freight Tools USA, Inc., 6.821%, Due 10/19/2027, 2021 Term Loan B, (1 mo. USD LIBOR + 2.750%)	1,610,037	1,525,848
Les Schwab Tire Centers, 6.580%, Due 11/2/2027, Term Loan B, (3 mo. USD LIBOR + 3.250%)	1,697,945	1,659,742
NPC International, Inc., 3.500%, Due 4/19/2024, 1st Lien Term Loan, (3 mo. PRIME + 4.500%)B C	964,468	288,086
Rising Tide Holdings, Inc., 9.485%, Due 6/1/2028, Term Loan, (3 mo. USD LIBOR + 4.750%)	2,360,656	1,847,213
SP PF Buyer LLC, 8.571%, Due 12/22/2025, Term Loan, (1 mo. USD LIBOR + 4.500%)	1,869,240	1,269,756
White Cap Buyer LLC, 7.836%, Due 10/19/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	796,132	765,584

		9,632,432

Total Consumer, Cyclical		60,641,900

Consumer, Non-Cyclical - 17.29%
Beverages - 1.44%
Arterra Wines Canada, Inc., 7.142%, Due 11/24/2027, 2020 Term Loan, (3 mo. USD LIBOR + 3.500%)	2,493,655	2,320,670
Naked Juice LLC, Due 1/24/2029, Term LoanF	1,884,278	1,771,221
Triton Water Holdings, Inc., 7.174%, Due 3/31/2028, Term Loan, (3 mo. USD LIBOR + 3.500%)	1,913,429	1,760,354

		5,852,245

Commercial Services - 5.75%
Adtalem Global Education, Inc., 8.016%, Due 8/12/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 4.000%)	1,580,177	1,558,450
Allied Universal Holdco LLC, 7.821%, Due 5/12/2028, 2021 USD Incremental Term Loan B, (1 mo. USD LIBOR + 3.750%)	1,816,331	1,714,580

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Consumer, Non-Cyclical - 17.29% (continued)
Commercial Services - 5.75% (continued)
Amentum Government Services Holdings LLC,
7.674% - 8.170%, Due 1/29/2027, Term Loan B, (3 mo. USD LIBOR + 4.000%, 6 mo. USD LIBOR + 4.000%)	$1,590,971	$1,567,106
7.206% - 7.558%, Due 2/15/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,151,115	1,131,696
APX Group, Inc., 6.730% - 9.250%, Due 7/10/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.250%, 3 mo. PRIME + 2.250%)	1,903,672	1,812,943
AVSC Holding Corp., 6.644%, Due 3/3/2025, 2020 Term Loan B1, (3 mo. USD LIBOR + 3.250%)	5,748	5,159
CHG Healthcare Services, Inc., 7.321%, Due 9/29/2028, 2021 Term Loan, (1 mo. USD LIBOR + 3.250%)	1,782,182	1,744,952
Corporation Service Co., 7.436%, Due 11/2/2029, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	2,600,000	2,557,750
Hertz Corp.,
7.330%, Due 6/30/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,799,826	1,754,074
7.330%, Due 6/30/2028, 2021 Term Loan C, (1 mo. USD LIBOR + 3.250%)	343,492	334,760
Indy U.S. Bidco LLC, 7.821%, Due 3/5/2028, 2021 USD Term Loan, (1 mo. USD LIBOR + 3.750%)	1,130,703	987,952
Inmar Holdings, Inc., 8.071%, Due 5/1/2024, 2017 1st Lien Term Loan, (1 mo. USD LIBOR + 4.000%)	1,877,681	1,697,424
Kingpin Intermediate Holdings LLC, 7.580%, Due 7/3/2024, 2018 Term Loan B, (1 mo. USD LIBOR + 3.500%)	1,136,406	1,112,257
KUEHG Corp., 7.821%, Due 2/21/2025, 2018 Incremental Term Loan, (1 mo. USD LIBOR + 3.750%)	2,489,583	2,381,834
New Constellis Borrower LLC,
11.571%, Due 3/27/2024, 2020 Term Loan, (1 mo. USD LIBOR + 7.500%)	1,316,330	1,085,972
15.071%, Due 3/27/2025, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.000%)	911,135	443,613
Trans Union LLC, 6.321%, Due 12/1/2028, 2021 Term Loan B6, (1 mo. USD LIBOR + 2.250%)	1,419,000	1,393,813

		23,284,335

Food - 2.66%
CHG PPC Parent LLC, 7.125%, Due 12/8/2028, 2021 Term Loan, (1 mo. USD LIBOR + 3.000%)	903,000	866,880
Hostess Brands LLC, 6.321% - 6.665%, Due 8/3/2025, 2019 Term Loan, (1 mo. USD LIBOR + 2.250%, 3 mo. USD LIBOR + 2.250%)	2,177,000	2,161,805
Quirch Foods Holdings LLC, 8.739%, Due 10/27/2027, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	2,809,365	2,605,686
Shearer’s Foods, Inc., 7.571%, Due 9/23/2027, 2021 Term Loan, (1 mo. USD LIBOR + 3.500%)	1,456,306	1,382,763
Snacking Investments Bidco Pty Ltd., 8.087%, Due 12/18/2026, USD Term Loan, (1 mo. USD LIBOR + 4.000%)	2,790,102	2,713,374
United Natural Foods, Inc., 7.451%, Due 10/22/2025, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,035,150	1,029,177

		10,759,685

Health Care - Products - 0.58%
Medline Borrower LP, 7.321%, Due 10/23/2028, USD Term Loan B, (1 mo. USD LIBOR + 3.250%)	2,470,818	2,343,843

Health Care - Services - 5.46%
AHP Health Partners, Inc., 7.571%, Due 8/24/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	1,678,990	1,632,112
Cano Health LLC, 8.186%, Due 11/23/2027, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	2,970,258	2,096,497
Compassus Intermediate, Inc., 7.127%, Due 12/31/2026, 2021 Term Loan, (3 mo. USD LIBOR + 4.250%)	1,189,033	1,090,938

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Consumer, Non-Cyclical - 17.29% (continued)
Health Care - Services - 5.46% (continued)
Da Vinci Purchaser Corp., 7.674% - 8.071%, Due 1/8/2027, 2019 Term Loan, (1 mo. USD LIBOR + 4.000%, 3 mo. USD LIBOR + 4.000%)	$2,505,333	$2,348,749
Envision Healthcare Corp., 8.374%, Due 3/31/2027, 2022 Second Out Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	7,903	2,371
GHX Ultimate Parent Corporation, 6.127%, Due 6/28/2024, 2017 1st Lien Term Loan, (6 mo. USD LIBOR + 3.250%)	2,984,248	2,935,754
Global Medical Response, Inc.,
8.321%, Due 3/14/2025, 2017 Incremental Term Loan, (1 mo. USD LIBOR + 4.250%)	1,147,040	909,029
8.422%, Due 10/2/2025, 2020 Term Loan B, (1 mo. USD LIBOR + 4.250%)	962,349	760,737
Heartland Dental LLC, 7.821%, Due 4/30/2025, 2018 1st Lien Term Loan, (1 mo. USD LIBOR + 3.750%)	1,988,318	1,834,224
Pacific Dental Services LLC, 7.439%, Due 5/5/2028, 2021 Term Loan, (1 mo. USD LIBOR + 3.500%)	2,303,174	2,238,409
Parexel International Corp., 7.321%, Due 11/15/2028, 2021 1st Lien Term Loan, (1 mo. USD LIBOR + 3.250%)	1,863,635	1,789,798
RegionalCare Hospital Partners Holdings, Inc., 8.165%, Due 11/16/2025, 2018 Term Loan B, (3 mo. USD LIBOR + 3.750%)	1,410,000	1,306,196
U.S. Anesthesia Partners, Inc., 8.370%, Due 10/1/2028, 2021 Term Loan, (1 mo. USD LIBOR + 4.250%)	1,501,255	1,434,404
WP CityMD Bidco LLC, 6.924%, Due 12/22/2028, 2021 1st Lien Term Loan B, (3 mo. USD LIBOR + 3.250%)	1,772,257	1,762,846

		22,142,064

Household Products/Wares - 0.10%
Instant Brands Holdings, Inc., 9.735%, Due 4/12/2028, Term Loan, (3 mo. USD LIBOR + 5.000%)	597,219	397,748

Pharmaceuticals - 1.30%
Alvogen Pharma U.S., Inc., 11.203%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD LIBOR + 7.500%)	2,290,901	1,993,084
Amneal Pharmaceuticals LLC, 7.188% - 7.625%, Due 5/4/2025, 2018 Term Loan B, (1 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.500%)	1,207,675	1,100,119
Gainwell Acquisition Corp., 7.674%, Due 10/1/2027, Term Loan B, (3 mo. USD LIBOR + 4.000%)	2,227,372	2,169,460

		5,262,663

Total Consumer, Non-Cyclical		70,042,583

Diversified - 0.59%
Holding Companies - Diversified - 0.59%
Emerald Expositions Holding, Inc., 6.571%, Due 5/22/2024, 2017 Term Loan B, (1 mo. USD LIBOR + 2.500%)	1,493,833	1,444,357
First Eagle Holdings, Inc., 6.174%, Due 2/1/2027, 2020 Term Loan B, (3 mo. USD LIBOR + 2.500%)	994,733	968,263

		2,412,620

Total Diversified		2,412,620

Energy - 3.17%
Energy - Alternate Sources - 0.19%
Esdec Solar Group BV, 8.920%, Due 8/30/2028, Term Loan B, (6 mo. USD LIBOR + 4.750%)	790,100	762,447

Oil & Gas - 0.49%
Lealand Finance Co. BV, 7.071%, Due 6/28/2024, 2020 Make Whole Term Loan, (1 mo. USD LIBOR + 3.000%)	142,892	89,308

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Energy - 3.17% (continued)
Oil & Gas - 0.49% (continued)
Waterbridge Midstream Operating LLC, 9.127%, Due 6/22/2026, Term Loan B, (3 mo. USD LIBOR + 5.750%)	$1,977,080	$1,893,765

		1,983,073

Pipelines - 2.49%
BCP Renaissance Parent LLC,
6.615%, Due 10/31/2024, 2017 Term Loan B1, (3 mo. USD LIBOR + 3.500%)	561,211	555,133
7.053%, Due 10/31/2026, 2022 Term Loan B3, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	994,819	979,897
Brazos Delaware LLC, Due 5/21/2025, Term Loan BF	1,495,955	1,485,977
GIP III Stetson I LP, 8.321%, Due 7/18/2025, 2018 Term Loan B, (1 mo. USD LIBOR + 4.250%)	3,130,149	3,049,548
Oryx Midstream Services Permian Basin LLC, 7.924%, Due 10/5/2028, Term Loan B, (3 mo. USD LIBOR + 3.250%)	1,165,655	1,149,137
Traverse Midstream Partners LLC, 8.405%, Due 9/27/2024, 2017 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	2,897,194	2,875,465

		10,095,157

Total Energy		12,840,677

Financial - 4.35%
Banks - 0.45%
AqGen Ascensus, Inc., 10.250%, Due 8/2/2029, 2021 2nd Lien Term Loan, (3 mo. USD LIBOR + 6.500%)	2,120,000	1,839,100

Diversified Financial Services - 1.11%
Apex Group Treasury LLC, 8.258%, Due 7/27/2028, USD Term Loan, (3 mo. USD LIBOR + 3.750%)	1,808,027	1,719,885
Astra Acquisition Corp., 9.321%, Due 10/25/2028, 2021 1st Lien Term Loan, (1 mo. USD LIBOR + 5.250%)	227,975	205,937
Citco Group Ltd., 7.594%, Due 4/19/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	958,000	949,617
Jane Street Group LLC, 6.821%, Due 1/26/2028, 2021 Term Loan, (1 mo. USD LIBOR + 2.750%)	135	131
NBG Acquisition, Inc., 9.670%, Due 4/26/2024, Term Loan, (6 mo. USD LIBOR + 5.500%)	243,810	109,714
Russell Investments U.S. Institutional Holdco, Inc., 7.571%, Due 5/30/2025, 2020 Term Loan, (1 mo. USD LIBOR + 3.500%)	1,632,038	1,530,036

		4,515,320

Insurance - 1.59%
Amynta Agency Borrower, Inc., 8.571%, Due 2/28/2025, 2018 1st Lien Term Loan, (1 mo. USD LIBOR + 4.500%)	2,370,359	2,222,212
Asurion LLC, Due 7/31/2027, 2021 Term Loan B9F	1,402,952	1,213,202
Baldwin Risk Partners LLC, 7.379%, Due 10/14/2027, 2021 Term Loan B, (1 mo. USD LIBOR + 3.500%)	1,494,949	1,446,364
Hub International Ltd., 7.232% - 7.528%, Due 4/25/2025, 2021 Term Loan B, (3 mo. USD LIBOR + 3.250%)	159,000	156,264
Hyperion Insurance Group Ltd., 7.375%, Due 11/12/2027, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	1,429,604	1,391,819

		6,429,861

Investment Companies - 0.48%
FinCo LLC, Due 6/27/2025, 2020 Term Loan BF	1,950,000	1,939,041

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Financial - 4.35% (continued)
Real Estate - 0.72%
Cushman & Wakefield U.S. Borrower LLC, 6.821%, Due 8/21/2025, 2020 Term Loan B, (1 mo. USD LIBOR + 2.750%)	$2,992,327	$2,915,394

Total Financial		17,638,716

Government - 0.47%
Municipal - 0.47%
Lakeshore Intermediate LLC, 7.609%, Due 9/29/2028, Term Loan, (1 mo. USD LIBOR + 3.500%)	1,975,760	1,921,427

Industrial - 7.23%
Aerospace/Defense - 0.72%
Vertex Aerospace Services Corp., 7.571%, Due 12/6/2028, 2021 First Lien Term Loan, (1 mo. USD LIBOR + 3.500%)	2,983,010	2,926,333

Electrical Components & Equipment - 0.35%
Pelican Products, Inc., 7.924% - 8.420%, Due 12/29/2028, 2021 Term Loan, (3 mo. USD LIBOR + 4.250%, 6 mo. USD LIBOR + 4.250%)	1,581,033	1,407,119

Electronics - 0.56%
Ingram Micro, Inc., 7.174%, Due 6/30/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.500%)	1,685,925	1,659,051
NorthPole Newco SARL,
12.500%, Due 3/3/2025, 2022 Term Loan B1, PIK (in-kind rate 12.000%)B	871,711	130,756
11.750%, Due 3/18/2025, Term Loan, (3 mo. PRIME + 7.000%)	3,425,455	265,473
5.650%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B	19,750	—
12.000%, Due 12/31/2025, 2022 RevolverB C H	206,091	191,665

		2,246,945

Engineering & Construction - 0.61%
VM Consolidated, Inc., 6.127%, Due 3/24/2028, 2021 Term Loan B, (6 mo. USD LIBOR + 3.250%)	2,492,405	2,471,220

Environmental Control - 0.86%
Madison IAQ LLC, 6.815%, Due 6/21/2028, Term Loan, (3 mo. USD LIBOR + 3.250%)	2,492,424	2,363,142
Northstar Group Services, Inc., 9.571%, Due 11/12/2026, 2020 Term Loan B, (1 mo. USD LIBOR + 5.500%)	1,143,428	1,121,508

		3,484,650

Hand/Machine Tools - 0.62%
Alliance Laundry Systems LLC, 7.409%, Due 10/8/2027, Term Loan B, (3 mo. USD LIBOR + 3.500%)	2,553,263	2,490,070

Machinery - Construction & Mining - 0.87%
Brookfield WEC Holdings, Inc.,
Due 8/1/2025, 2022 Term LoanF	1,000,000	992,190
6.821%, Due 8/1/2025, 2021 Term Loan, (1 mo. USD LIBOR + 2.750%)	2,592,132	2,541,637

		3,533,827

Machinery - Diversified - 0.14%
Pro Mach Group, Inc., 8.071%, Due 8/31/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 4.000%)	107	105
Project Castle, Inc., 9.053%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	700,000	573,125

		573,230

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Industrial - 7.23% (continued)
Metal Fabricate/Hardware - 0.98%
Anvil International LLC, 9.420%, Due 5/28/2026, 2019 1st Lien Term Loan, (3 mo. USD LIBOR + 5.000%)	$1,480,916	$1,364,294
Tiger Acquisition LLC, 7.321%, Due 6/1/2028, 2021 Term Loan, (1 mo. USD LIBOR + 3.250%)	2,761,662	2,613,222

		3,977,516

Packaging & Containers - 0.99%
Berlin Packaging LLC, 7.430% - 7.880%, Due 3/11/2028, 2021 Term Loan B5, (1 mo. USD LIBOR + 3.750%, 3 mo. USD LIBOR + 3.750%)	860,564	822,915
Pretium PKG Holdings, Inc., 7.168% - 7.743%, Due 10/2/2028, 2021 1st Lien Term Loan, (3 mo. USD LIBOR + 4.000%)	978,931	819,042
Proampac PG Borrower LLC, 7.689% - 8.425%, Due 11/3/2025, 2020 Term Loan, (1 mo. USD LIBOR + 3.750%, 3 mo. USD LIBOR + 3.750%, 6 mo. USD LIBOR + 3.750%)	2,448,201	2,359,454

		4,001,411

Transportation - 0.53%
Savage Enterprises LLC, 7.300%, Due 9/15/2028, 2021 Term Loan B, (1 mo. USD LIBOR + 3.250%)	2,184,573	2,164,366

Total Industrial		29,276,687

Technology - 17.94%
Computers - 4.45%
24-7 Intouch, Inc., 8.821%, Due 8/25/2025, 2018 Term Loan, (1 mo. USD LIBOR + 4.750%)	1,420,968	1,339,263
Electronics for Imaging, Inc., 9.071%, Due 7/23/2026, Term Loan, (1 mo. USD LIBOR + 5.000%)	2,645,131	1,859,316
Magenta Buyer LLC,
9.170%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. USD LIBOR + 4.750%)	2,054,030	1,843,492
12.670%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. USD LIBOR + 8.250%)	728,000	617,890
McAfee LLC, 7.974%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	1,425,923	1,351,960
Netsmart Technologies, Inc., 8.071%, Due 10/1/2027, 2020 Term Loan B, (1 mo. USD LIBOR + 4.000%)	2,982,793	2,861,632
Ola Singapore Pte Ltd., 10.044%, Due 12/15/2026, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	825,784	776,237
Peraton Corp.,
7.821%, Due 2/1/2028, Term Loan B, (1 mo. USD LIBOR + 3.750%)	1,167,099	1,137,921
11.654%, Due 2/1/2029, 2nd Lien Term Loan B1, (1 mo. USD LIBOR + 7.750%)	1,428,059	1,355,228
Perforce Software, Inc., 7.821%, Due 7/1/2026, 2020 Term Loan B, (1 mo. USD LIBOR + 3.750%)	1,819,925	1,678,881
Redstone Holdco LP, 9.108%, Due 4/27/2028, 2021 Term Loan, (3 mo. USD LIBOR + 4.750%)	1,253,779	853,096
SonicWall U.S. Holdings, Inc., 8.449%, Due 5/16/2025, 1st Lien Term Loan, (3 mo. USD LIBOR + 3.750%)	2,419,194	2,345,868

		18,020,784

Semiconductors - 0.33%
Natel Engineering Co., Inc., 10.294% - 10.420%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD LIBOR + 6.250%, 3 mo. USD LIBOR + 6.250%)	1,466,065	1,354,893

Software - 13.16%
AppLovin Corp.,
7.321%, Due 8/15/2025, 2018 Term Loan B, (1 mo. USD LIBOR + 3.250%)	997,409	966,240
6.674%, Due 10/25/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.000%)	1,165,365	1,091,073
Aptean, Inc., 8.985%, Due 4/23/2026, 2019 Term Loan, (3 mo. USD LIBOR + 4.250%)	2,403,303	2,291,141
Athenahealth, Inc.,
Due 2/15/2029, 2022 Delayed Draw Term LoanG F	292,598	266,557

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONSE - 79.26% (continued)
Technology - 17.94% (continued)
Software - 13.16% (continued)
Athenahealth, Inc., (continued)
7.411%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	$1,722,015	$1,568,755
Atlas Purchaser, Inc., 9.807%, Due 5/8/2028, 2021 Term Loan, (3 mo. USD LIBOR + 5.250%)	683,038	534,723
Byju’s Alpha, Inc., 10.699%, Due 11/24/2026, Term Loan B, (1 mo. USD LIBOR + 6.000%)	884,143	700,683
CDK Global, Inc., 8.112%, Due 7/6/2029, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	2,050,000	2,023,678
DCert Buyer, Inc.,
8.696%, Due 10/16/2026, 2019 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.000%)	1,488,550	1,429,544
11.696%, Due 2/19/2029, 2021 2nd Lien Term Loan, (6 mo. USD LIBOR + 7.000%)	1,084,000	981,703
EP Purchaser LLC, 7.174%, Due 11/6/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.500%)	1,890,475	1,869,207
Grab Holdings, Inc., 8.580%, Due 1/29/2026, Term Loan B, (1 mo. USD LIBOR + 4.500%)	1,057,415	1,032,967
Greeneden U.S. Holdings LLC, 8.071%, Due 12/1/2027, 2020 USD Term Loan B4, (1 mo. USD LIBOR + 4.000%)	2,768,530	2,683,758
Helios Software Holdings, Inc., 7.453%, Due 3/11/2028, 2021 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	2,754,457	2,670,667
MA FinanceCo. LLC, 8.973%, Due 6/5/2025, 2020 USD Term Loan B4, (3 mo. USD LIBOR + 4.250%)	539,320	535,276
MedAssets Software Intermediate Holdings, Inc., 8.071%, Due 12/18/2028, 2021 Term Loan, (1 mo. USD LIBOR + 4.000%)	1,994,987	1,790,501
Mediaocean LLC, 7.571%, Due 12/15/2028, 2021 Term Loan, (1 mo. USD LIBOR + 3.500%)	2,760,130	2,584,172
Mitchell International, Inc., 8.415%, Due 10/15/2028, 2021 Term Loan B, (3 mo. USD LIBOR + 3.750%)	999,950	933,363
Navicure, Inc., 8.071%, Due 10/22/2026, 2019 Term Loan B, (1 mo. USD LIBOR + 4.000%)	1,496,164	1,466,240
Particle Investments SARL, 8.924%, Due 2/18/2027, Term Loan, (3 mo. USD LIBOR + 5.250%)	3,137,629	3,027,812
Polaris Newco LLC, 7.674%, Due 6/2/2028, USD Term Loan B, (3 mo. USD LIBOR + 4.000%)	1,913,031	1,743,843
Project Alpha Intermediate Holding, Inc., 8.080%, Due 4/26/2024, 2021 Term Loan B, (1 mo. USD LIBOR + 4.000%)	2,991,117	2,907,365
Red Planet Borrower LLC, 7.821%, Due 10/2/2028, Term Loan B, (1 mo. USD LIBOR + 3.750%)	2,338,142	1,395,099
Renaissance Holding Corp., 8.717%, Due 3/30/2029, 2022 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	1,795,248	1,726,813
Rocket Software, Inc., 8.321%, Due 11/28/2025, 2021 USD Incremental Term Loan B, (1 mo. USD LIBOR + 4.250%)	1,926,513	1,855,868
Seattle Spinco, Inc.,
6.821%, Due 6/21/2024, USD Term Loan B3, (1 mo. USD LIBOR + 2.750%)	889,000	877,887
Due 2/26/2027, 2022 USD Term Loan B5F	2,072,779	2,036,505
Skopima Merger Sub, Inc., 8.071%, Due 5/12/2028, Term Loan B, (1 mo. USD LIBOR + 4.000%)	2,045,779	1,945,536
Symplr Software, Inc., 8.694%, Due 12/22/2027, 2020 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	1,569,319	1,451,620
Ultimate Software Group, Inc., 6.998%, Due 5/4/2026, 2021 Term Loan, (3 mo. USD LIBOR + 3.250%)	2,605,683	2,513,390
Weld North Education LLC, 7.821%, Due 12/21/2027, 2021 Term Loan B, (1 mo. USD LIBOR + 3.750%)	2,122,502	2,076,338
Xperi Corp., 7.571%, Due 6/8/2028, 2020 Term Loan B, (1 mo. USD LIBOR + 3.500%)	2,406,217	2,321,999

		53,300,323

Total Technology		72,676,000

Total Bank Loan Obligations (Cost $340,793,332)		321,106,426

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 4.53%
Communications - 2.32%
Internet - 0.61%
Getty Images, Inc., 9.750%, Due 3/1/2027I	$2,500,000	$2,468,750

Media - 0.86%
Cengage Learning, Inc., 9.500%, Due 6/15/2024I	3,000,000	2,855,370
Univision Communications, Inc., 7.375%, Due 6/30/2030I	667,000	660,337

		3,515,707

Telecommunications - 0.85%
CommScope, Inc., 4.750%, Due 9/1/2029I	2,000,000	1,675,000
GoTo Group, Inc., 5.500%, Due 9/1/2027I	3,000,000	1,761,870

		3,436,870

Total Communications		9,421,327

Consumer, Cyclical - 1.13%
Distribution/Wholesale - 0.16%
KAR Auction Services, Inc., 5.125%, Due 6/1/2025I	660,000	641,674

Entertainment - 0.97%
Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, Due 7/1/2025I	4,000,000	3,951,420

Total Consumer, Cyclical		4,593,094

Consumer, Non-Cyclical - 0.65%
Commercial Services - 0.65%
ADT Security Corp., 4.125%, Due 8/1/2029I	3,000,000	2,617,500

Financial - 0.43%
REITS - 0.43%
VICI Properties LP/VICI Note Co., Inc., 4.125%, Due 8/15/2030I	2,000,000	1,732,741

Total Corporate Obligations (Cost $20,155,528)		18,364,662

FOREIGN CORPORATE OBLIGATIONS - 0.45%
Communications - 0.22%
Telecommunications - 0.22%
Telesat Canada/Telesat LLC, 4.875%, Due 6/1/2027I	2,000,000	897,960

Consumer, Cyclical - 0.23%
Airlines - 0.23%
Air Canada, 3.875%, Due 8/15/2026I	1,000,000	915,013

Total Foreign Corporate Obligations (Cost $2,848,147)		1,812,973

	Shares
SHORT-TERM INVESTMENTS - 6.90% (Cost $27,965,625)
Investment Companies - 6.90%
American Beacon U.S. Government Money Market Select Fund, 3.62%J K	27,965,625	27,965,625

TOTAL INVESTMENTS - 92.92% (Cost $396,992,600)		376,443,622
OTHER ASSETS, NET OF LIABILITIES - 7.08%		28,678,250

TOTAL NET ASSETS - 100.00%		$405,121,872

Percentages are stated as a percent of net assets.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

A	Non-income producing security.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $631,840 or 0.16% of net assets.
C	Value was determined using significant unobservable inputs.
D	A type of Preferred Stock that has no maturity date.
E	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
F	Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of November 30, 2022.
G

All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $465,783 or 0.11% of net assets. Of this amount, $173,185 and $292,598 relates to Al Aqua Merger Sub, Inc. and Athenahealth, Inc., respectively.

H	Fixed Rate.
I

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $20,177,635 or 4.98% of net assets. The Fund has no right to demand registration of these securities.

J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LLLP - Limited Liability Limited Partnership.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Pty Ltd. - Proprietary Ltd.

REITs – Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2022, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2		Level 3		Total
Assets
Common Stocks	$28,089	$6,584,345		$13,087	(1)	$6,625,521
Warrants	485,314	—		—		485,314
Preferred Stocks	83,101	—		—		83,101
Bank Loan Obligations(2)	—	320,618,429	(1)	487,997	(1)	321,106,426
Corporate Obligations	—	18,364,662		—		18,364,662
Foreign Corporate Obligations	—	1,812,973		—		1,812,973
Short-Term Investments	27,965,625	—		—		27,965,625

Total Investments in Securities - Assets	$28,562,129	$347,380,409		$501,084		$376,443,622

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $465,783 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2022, there were transfers from Level 1 to Level 3 with a fair value of $13,087 and from Level 2 to Level 3 with a fair value of $191,665. During the period ended November 30, 2022, there were no transfers out of Level 3.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2022		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2022		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$—	$—	$—	$—	$—	$13,087	$—	$13,087	(1)	$(488,032)
Bank Loan Obligations	296,299	(1)	7,239	—	3	—	(7,209)	191,665	—	487,997	(1)	(1,279,393)

	$296,299		$7,239	$—	$3	$—	$(7,209)	$204,752	$—	$501,084	(1)	$(1,767,425)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2022, two common stocks have been fair valued at $13,087 by the Valuation Committee. The remaining bank loan obligations valued at $487,997 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.18%
Communication Services - 6.18%
Diversified Telecommunication Services - 2.44%
Verizon Communications, Inc.	1,153,054	$44,946,045

Entertainment - 1.92%
Nintendo Co. Ltd., ADRA	3,293,337	35,337,506

Media - 1.82%
Comcast Corp., Class A	917,949	33,633,651

Total Communication Services		113,917,202

Consumer Discretionary - 10.42%
Hotels, Restaurants & Leisure - 3.70%
Starbucks Corp.	666,876	68,154,727

Multiline Retail - 2.85%
Target Corp.	314,597	52,559,721

Specialty Retail - 3.87%
Lowe’s Cos., Inc.	335,199	71,246,547

Total Consumer Discretionary		191,960,995

Consumer Staples - 10.30%
Beverages - 3.43%
Diageo PLC, ADRA	339,240	63,285,222

Food Products - 2.26%
Nestle SA, ADR	349,216	41,553,212

Tobacco - 4.61%
Altria Group, Inc.	930,397	43,337,892
Philip Morris International, Inc.	417,548	41,617,009

		84,954,901

Total Consumer Staples		189,793,335

Energy - 3.77%
Oil, Gas & Consumable Fuels - 3.77%
Chevron Corp.	378,534	69,389,068

Financials - 14.12%
Capital Markets - 3.92%
BlackRock, Inc.	100,717	72,113,372

Diversified Financial Services - 3.90%
Berkshire Hathaway, Inc., Class BB	225,662	71,895,913

Insurance - 6.30%
Cincinnati Financial Corp.	358,184	39,744,097
Progressive Corp.	578,029	76,386,532

		116,130,629

Total Financials		260,139,914

Health Care - 11.43%
Pharmaceuticals - 11.43%
Johnson & Johnson	449,399	79,993,022
Merck & Co., Inc.	621,187	68,405,112

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.18% (continued)
Health Care - 11.43% (continued)
Pharmaceuticals - 11.43% (continued)
Pfizer, Inc.	1,239,650	$62,143,655

		210,541,789

Total Health Care		210,541,789

Industrials - 9.11%
Air Freight & Logistics - 3.74%
United Parcel Service, Inc., Class B	362,847	68,842,961

Road & Rail - 2.81%
Norfolk Southern Corp.	201,862	51,777,603

Trading Companies & Distributors - 2.56%
Fastenal Co.	916,247	47,195,883

Total Industrials		167,816,447

Information Technology - 21.94%
Communications Equipment - 2.83%
Cisco Systems, Inc.	1,049,465	52,179,400

IT Services - 6.69%
Fidelity National Information Services, Inc.	904,358	65,638,303
Paychex, Inc.	464,126	57,565,548

		123,203,851

Semiconductors & Semiconductor Equipment - 4.64%
Texas Instruments, Inc.	473,420	85,433,373

Software - 3.06%
Microsoft Corp.	220,837	56,344,352

Technology Hardware, Storage & Peripherals - 4.72%
Apple, Inc.	587,116	86,910,782

Total Information Technology		404,071,758

Materials - 3.98%
Chemicals - 3.98%
Air Products & Chemicals, Inc.	236,155	73,245,835

Real Estate - 3.18%
Equity Real Estate Investment Trusts (REITs) - 3.18%
Crown Castle, Inc.	414,085	58,564,042

Utilities - 2.75%
Multi-Utilities - 2.75%
Dominion Energy, Inc.	829,472	50,689,034

Total Common Stocks (Cost $1,249,188,174)		1,790,129,419

SHORT-TERM INVESTMENTS - 3.28% (Cost $60,345,327)
Investment Companies - 3.28%
American Beacon U.S. Government Money Market Select Fund, 3.62%C D	60,345,327	60,345,327

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
SECURITIES LENDING COLLATERAL - 0.00% (Cost $8,800)
Investment Companies - 0.00%
American Beacon U.S. Government Money Market Select Fund, 3.62%C D	8,800	$8,800

TOTAL INVESTMENTS - 100.46% (Cost $1,309,542,301)		1,850,483,546
LIABILITIES, NET OF OTHER ASSETS - (0.46%)		(8,434,926)

TOTAL NET ASSETS - 100.00%		$1,842,048,620

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2022.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on November 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	306	December 2022	$57,571,636	$62,443,125	$4,871,489

			$57,571,636	$62,443,125	$4,871,489

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2022, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,790,129,419	$—	$—	$1,790,129,419
Short-Term Investments	60,345,327	—	—	60,345,327
Securities Lending Collateral	8,800	—	—	8,800

Total Investments in Securities - Assets	$1,850,483,546	$—	$—	$1,850,483,546

Financial Derivative Instruments - Assets
Futures Contracts	$4,871,489	$—	$—	$4,871,489

Total Financial Derivative Instruments - Assets	$4,871,489	$—	$—	$4,871,489

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.31%
Communication Services - 2.30%
Diversified Telecommunication Services - 0.40%
IDT Corp., Class BA	5,776	$161,439

Interactive Media & Services - 0.25%
Outbrain, Inc.A B	26,179	101,575

Media - 0.99%
EW Scripps Co., Class AA	13,395	200,657
Scholastic Corp.	3,704	152,308
Urban One, Inc.A	10,709	47,120

		400,085

Wireless Telecommunication Services - 0.66%
U.S. Cellular Corp.A	12,648	268,896

Total Communication Services		931,995

Consumer Discretionary - 9.88%
Auto Components - 1.55%
Dorman Products, Inc.A	1,773	158,932
Fox Factory Holding Corp.A	1,832	194,375
Gentherm, Inc.A	1,750	125,282
Standard Motor Products, Inc.	3,811	146,381

		624,970

Diversified Consumer Services - 0.29%
Perdoceo Education Corp.A	8,259	118,517

Hotels, Restaurants & Leisure - 0.22%
Accel Entertainment, Inc.A	10,469	89,510

Household Durables - 0.72%
Cavco Industries, Inc.A	848	194,726
Lifetime Brands, Inc.	11,579	97,379

		292,105

Leisure Products - 1.11%
Acushnet Holdings Corp.	4,789	217,660
Malibu Boats, Inc., Class AA	2,283	131,752
MasterCraft Boat Holdings, Inc.A	3,851	99,048

		448,460

Specialty Retail - 4.95%
Destination XL Group, Inc.A	13,661	90,982
ODP Corp.A	20,169	970,734
OneWater Marine, Inc., Class AA	4,618	150,963
Shoe Carnival, Inc.	6,476	171,031
TravelCenters of America, Inc.A	12,086	618,199

		2,001,909

Textiles, Apparel & Luxury Goods - 1.04%
Rocky Brands, Inc.	3,584	101,355
Steven Madden Ltd.	6,815	235,390
Superior Group of Cos., Inc.	8,270	82,700

		419,445

Total Consumer Discretionary		3,994,916

Consumer Staples - 3.74%
Beverages - 1.76%
Coca-Cola Consolidated, Inc.	1,181	580,816

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.31% (continued)
Consumer Staples - 3.74% (continued)
Beverages - 1.76% (continued)
National Beverage Corp.	2,533	$130,525

		711,341

Food & Staples Retailing - 1.70%
Natural Grocers by Vitamin Cottage, Inc.	7,053	71,094
Village Super Market, Inc., Class A	7,789	175,564
Weis Markets, Inc.	5,044	439,888

		686,546

Personal Products - 0.28%
Inter Parfums, Inc.	1,207	115,015

Total Consumer Staples		1,512,902

Energy - 6.94%
Energy Equipment & Services - 2.57%
RPC, Inc.	23,842	220,777
Weatherford International PLCA	18,915	820,911

		1,041,688

Oil, Gas & Consumable Fuels - 4.37%
Battalion Oil Corp.A	3,181	36,009
Chord Energy Corp.	2,630	401,154
Civitas Resources, Inc.	6,585	443,565
HighPeak Energy, Inc.B	2,251	53,979
Magnolia Oil & Gas Corp., Class A	10,163	265,051
Matador Resources Co.	6,881	456,623
Riley Exploration Permian, Inc.	1,812	58,908
VAALCO Energy, Inc.	9,887	51,215

		1,766,504

Total Energy		2,808,192

Financials - 15.65%
Banks - 9.46%
1st Source Corp.	4,323	246,843
American National Bankshares, Inc.	1,881	72,550
Arrow Financial Corp.	2,620	92,145
Bar Harbor Bankshares	3,036	91,900
Capital Bancorp, Inc.	3,974	98,635
Capstar Financial Holdings, Inc.	3,353	60,019
Civista Bancshares, Inc.	3,320	75,895
CNB Financial Corp.	4,754	121,465
Community Trust Bancorp, Inc.	3,054	146,317
CrossFirst Bankshares, Inc.A	7,666	106,327
Enterprise Bancorp, Inc.	3,020	105,640
Equity Bancshares, Inc., Class A	3,781	138,233
Farmers National Banc Corp.	5,624	85,541
Financial Institutions, Inc.	4,090	103,559
First Bancorp, Inc.	1,914	60,176
First Business Financial Services, Inc.	2,116	81,085
First Guaranty Bancshares, Inc.	3,209	80,193
First Mid Bancshares, Inc.	3,735	129,418
First of Long Island Corp.	3,614	70,292
Guaranty Bancshares, Inc.	2,070	73,692
HBT Financial, Inc.	5,286	103,870
Mercantile Bank Corp.	3,284	114,316
Metrocity Bankshares, Inc.	4,263	95,918
Mid Penn Bancorp, Inc.	3,045	100,485

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.31% (continued)
Financials - 15.65% (continued)
Banks - 9.46% (continued)
Midland States Bancorp, Inc.	7,308	$196,658
MidWestOne Financial Group, Inc.	3,990	139,211
Orrstown Financial Services, Inc.	2,741	73,760
Parke Bancorp, Inc.	1,969	42,826
Peoples Financial Services Corp.	1,398	79,602
RBB Bancorp	3,914	87,948
Red River Bancshares, Inc.	1,134	59,535
Republic Bancorp, Inc., Class A	4,713	207,702
Sierra Bancorp	3,230	69,897
South Plains Financial, Inc.	4,607	142,633
Southern First Bancshares, Inc.A	1,432	70,884
Summit Financial Group, Inc.	2,909	82,499
Unity Bancorp, Inc.	2,012	57,362
West BanCorp, Inc.	2,489	59,836

		3,824,867

Consumer Finance - 0.76%
Atlanticus Holdings Corp.A	10,631	306,173

Diversified Financial Services - 0.26%
Alerus Financial Corp.	4,487	106,162

Insurance - 1.47%
Investors Title Co.	1,098	168,587
National Western Life Group, Inc., Class A	2,025	426,870

		595,457

Thrifts & Mortgage Finance - 3.70%
Bridgewater Bancshares, Inc.A	11,967	230,604
Enact Holdings, Inc.	25,285	627,068
Home Bancorp, Inc.	2,636	113,295
Home Point Capital, Inc.	36,090	57,022
Merchants Bancorp	14,759	377,683
Velocity Financial, Inc.A	8,993	91,459

		1,497,131

Total Financials		6,329,790

Health Care - 17.53%
Biotechnology - 8.49%
ACADIA Pharmaceuticals, Inc.A	15,000	233,700
Alkermes PLCA	21,208	525,534
Anika Therapeutics, Inc.A	4,479	141,268
Catalyst Pharmaceuticals, Inc.A	9,178	153,915
Eagle Pharmaceuticals, Inc.A	5,636	204,700
Halozyme Therapeutics, Inc.A	6,200	355,012
Insmed, Inc.A	6,652	122,995
iTeos Therapeutics, Inc.A	14,310	288,347
Travere Therapeutics, Inc.A	6,032	121,424
Vir Biotechnology, Inc.A	38,427	1,084,410
Xencor, Inc.A	6,820	202,690

		3,433,995

Health Care Equipment & Supplies - 1.77%
AtriCure, Inc.A	4,245	193,402
Atrion Corp.	208	125,798
Axogen, Inc.A	10,889	119,235
LeMaitre Vascular, Inc.	2,495	116,891
OmniAb, Inc.	876	—

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.31% (continued)
Health Care - 17.53% (continued)
Health Care Equipment & Supplies - 1.77% (continued)
Zynex, Inc.	11,604	$159,207

		714,533

Health Care Providers & Services - 4.25%
CorVel Corp.A	2,275	348,007
Innovage Holding Corp.A B	80,677	522,787
Patterson Cos., Inc.	29,919	850,896

		1,721,690

Health Care Technology - 1.43%
HealthStream, Inc.A	7,684	195,174
NextGen Healthcare, Inc.A	18,372	382,137

		577,311

Pharmaceuticals - 1.59%
Corcept Therapeutics, Inc.A	8,978	226,964
Harmony Biosciences Holdings, Inc.A	4,529	270,698
Ligand Pharmaceuticals, Inc.A	1,985	144,707

		642,369

Total Health Care		7,089,898

Industrials - 14.07%
Air Freight & Logistics - 1.52%
Forward Air Corp.	1,351	151,812
Hub Group, Inc., Class AA	4,700	395,505
Radiant Logistics, Inc.A	12,428	66,365

		613,682

Building Products - 2.29%
CSW Industrials, Inc.	330	39,914
Simpson Manufacturing Co., Inc.	1,399	130,177
UFP Industries, Inc.	9,240	756,386

		926,477

Commercial Services & Supplies - 1.17%
Deluxe Corp.	8,531	164,989
Heritage-Crystal Clean, Inc.A	1,181	37,320
HNI Corp.	4,798	139,142
Interface, Inc.	7,718	83,586
Kimball International, Inc., Class B	6,530	46,755

		471,792

Construction & Engineering - 0.36%
IES Holdings, Inc.A	4,356	147,320

Electrical Equipment - 0.12%
Preformed Line Products Co.	533	50,283

Machinery - 1.32%
Franklin Electric Co., Inc.	1,585	132,031
Mueller Industries, Inc.	4,787	329,202
Tennant Co.	1,138	72,297

		533,530

Professional Services - 1.47%
CRA International, Inc.	481	59,288
Kelly Services, Inc., Class A	21,057	357,758
Kforce, Inc.	2,024	119,558

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.31% (continued)
Industrials - 14.07% (continued)
Professional Services - 1.47% (continued)
Resources Connection, Inc.	3,041	$58,691

		595,295

Road & Rail - 0.53%
PAM Transportation Services, Inc.A	2,019	56,593
Universal Logistics Holdings, Inc.	4,157	157,841

		214,434

Trading Companies & Distributors - 5.29%
Applied Industrial Technologies, Inc.	2,610	345,799
Beacon Roofing Supply, Inc.A	9,954	581,214
DXP Enterprises, Inc.A	3,067	79,221
Global Industrial Co.	2,557	62,928
Rush Enterprises, Inc., Class A	9,108	469,335
Rush Enterprises, Inc., Class B	7,456	395,093
Titan Machinery, Inc.A	4,662	205,268

		2,138,858

Total Industrials		5,691,671

Information Technology - 13.80%
Communications Equipment - 0.22%
Cambium Networks Corp.A	4,096	87,204

Electronic Equipment, Instruments & Components - 5.72%
ePlus, Inc.A	9,212	457,468
OSI Systems, Inc.A	3,219	284,817
PC Connection, Inc.A	14,050	780,478
ScanSource, Inc.A	22,912	684,152
Vishay Precision Group, Inc.A	2,600	105,482

		2,312,397

IT Services - 0.77%
Hackett Group, Inc.	3,863	89,235
Information Services Group, Inc.	13,884	74,418
Squarespace, Inc., Class AA	7,271	148,983

		312,636

Semiconductors & Semiconductor Equipment - 4.30%
Amkor Technology, Inc.	41,755	1,169,975
Diodes, Inc.A	6,165	568,598

		1,738,573

Software - 2.55%
Alarm.com Holdings, Inc.A	2,416	120,558
Altair Engineering, Inc., Class AA	2,325	114,088
Appfolio, Inc., Class AA	1,016	115,915
CommVault Systems, Inc.A	3,412	225,192
Consensus Cloud Solutions, Inc.A	1,833	104,096
Intapp, Inc.A	4,089	94,497
OneSpan, Inc.A	5,103	64,145
Rimini Street, Inc.A	18,009	75,638
SPS Commerce, Inc.A	838	119,214

		1,033,343

Technology Hardware, Storage & Peripherals - 0.24%
Avid Technology, Inc.A	3,453	96,960

Total Information Technology		5,581,113

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 95.31% (continued)
Materials - 3.92%
Chemicals - 1.48%
Hawkins, Inc.	1,952	$81,203
Innospec, Inc.	1,737	192,616
Kronos Worldwide, Inc.	13,349	122,944
Tredegar Corp.	7,263	75,100
Valhi, Inc.B	5,685	126,548

		598,411

Containers & Packaging - 1.64%
Greif, Inc., Class B	7,528	565,654
Myers Industries, Inc.	4,224	98,588

		664,242

Metals & Mining - 0.80%
Olympic Steel, Inc.	9,175	321,951

Total Materials		1,584,604

Real Estate - 5.06%
Equity Real Estate Investment Trusts (REITs) - 1.63%
Alexander & Baldwin, Inc.	11,593	228,962
PotlatchDeltic Corp.	9,051	432,547

		661,509

Real Estate Management & Development - 3.43%
Cushman & Wakefield PLCA	53,215	607,715
Marcus & Millichap, Inc.	12,850	478,534
RMR Group, Inc., Class A	10,389	300,346

		1,386,595

Total Real Estate		2,048,104

Utilities - 2.42%
Electric Utilities - 2.42%
MGE Energy, Inc.	4,512	324,909
Otter Tail Corp.	11,004	656,169

		981,078

Total Utilities		981,078

Total Common Stocks (Cost $35,727,992)		38,554,263

SHORT-TERM INVESTMENTS - 0.87% (Cost $350,432)
Investment Companies - 0.87%
American Beacon U.S. Government Money Market Select Fund, 3.62%C D	350,432	350,432

SECURITIES LENDING COLLATERAL - 0.20% (Cost $79,284)
Investment Companies - 0.20%
American Beacon U.S. Government Money Market Select Fund, 3.62%C D	79,284	79,284

TOTAL INVESTMENTS - 96.38% (Cost $36,157,708)		38,983,979
OTHER ASSETS, NET OF LIABILITIES - 3.62%		1,464,975

TOTAL NET ASSETS - 100.00%		$40,448,954

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2022.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2022 (Unaudited)

C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on November 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	4	December 2022	$371,058	$377,500	$6,442

			$371,058	$377,500	$6,442

Exchange Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2022, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$38,554,263	$—	$—	$38,554,263
Short-Term Investments	350,432	—	—	350,432
Securities Lending Collateral	79,284	—	—	79,284

Total Investments in Securities - Assets	$38,983,979	$—	$—	$38,983,979

Financial Derivative Instruments - Assets
Futures Contracts	$6,442	$—	$—	$6,442

Total Financial Derivative Instruments - Assets	$6,442	$—	$—	$6,442

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of November 30, 2022, the Trust consists of twenty-five active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The remaining twenty-one active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposes limits on the amount of derivatives the fund can enter into, eliminated the asset segregation framework used by funds to comply with Section 18 of the Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management has valuated the Valuation Rule, and has determined that there is no impact to the financial statements.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2022 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all of a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2022 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated to the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2022 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of November 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$1,426,364	$8,800	$1,415,500	$1,424,300
Zebra Small Cap Equity	245,954	79,284	172,549	251,833

Cash collateral is listed on the Funds’ Schedules of Investments.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2022 (Unaudited)

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2022 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,463,235,538	$33,108,012	$(134,469,018)	$(101,361,006)
Sound Point Floating Rate Income	396,992,600	7,092,582	(27,641,560)	(20,548,978)
The London Company Income Equity	1,309,542,301	608,361,313	(67,420,068)	540,941,245
Zebra Small Cap Equity	36,157,708	4,245,180	(1,418,909)	2,826,271

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2022, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$9,261,167	$18,737,365
Sound Point Floating Rate Income	58,033,382	170,431,834

Subsequent Events

On December 14, 2022, the Board of Trustees of the Trust, at the recommendation by the Manager, has approved: (i) the termination of the investment advisory agreement among the Manager, Sound Point Capital Management, LP, and the Trust, on behalf of the American Beacon Sound Point Floating Rate Income Fund (the “Fund”), effective December 30, 2022, and (ii) a new investment advisory agreement among the Manager, First Eagle Alternative Credit, LLC (“FEAC”) and the Trust, on behalf of the Fund, effective December 31, 2022. In connection with these approvals, the Board also approved a change in the Fund’s name to the American Beacon FEAC Floating Rate Income Fund, effective December 31, 2022.